Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

PAY VERSUS PERFORMANCE
Year	Summary Compensation Table (“SCT”) Total for PEO 1 (b-1)(1)	Compensation Actually Paid (“CAP”) to PEO 1 (c-1)(1)(2)	SCT Total for PEO 2 (b-2)(1)	CAP to PEO 2 (c-2)(1)(2)	SCT Total for PEO 3 (b-3)(1)	CAP to PEO 3 (c-3)(1)(2)	SCT Total for PEO 4 (b-4)(1)	CAP to PEO 4 (c-4)(1)(2)	Average SCT Total for Non-PEO Named Executive Officers (“NEOs”) (d)	Average Compensation Actually Paid to Non-PEO NEOs (e)(1)(2)	Value of Initial Fixed $100 Investment Based On:		Net Income (in thousands) (h)(5)	Company-Selected Measure: Adjusted EBITDA * (in thousands) (i)(6)
											Total Shareholder Return (“TSR”) (f)(3)	Peer Group TSR (g)(4)
2024	$19,057,618	$11,118,485							$7,564,302	$4,696,453	$25.42	$240.6	$(56,514)	$69,308
2023	$3,339,028	$28,415,687	$906,845	$(1,643,130)					$720,376	$1,090,560	$26.86	$192.67	$(52,934)	$55,453
2022			$8,690,747	$(524,483)					$1,952,463	$157,360	$17.95	$125.27	$(234,380)	$(15,113)
2021			$9,419,692	$9,727,192	$6,528,618	$2,297,036			$3,033,187	$255,230	$48.45	$186.88	$120,348	$143,228
2020					$5,499,844	$10,221,901	$7,372,593	$(8,283,944)	$4,505,311	$3,538,951	$79.48	$147.58	$(286,180)	$49,739
* Adjusted EBITDA is a non-GAAP financial measure. See “Appendix A” for a reconciliation of Adjusted EBITDA to the most comparable U.S. GAAP performance measure, “Net income (loss).”

Company Selected Measure Name	Adjusted EBITDA
Named Executive Officers, Footnote	Our Principal executive officer (“PEO”) for 2024 and part of fiscal year 2023 (from March 30, 2023 through December 31, 2023), was Dusan Senkypl (“PEO 1”). Our PEO for all of 2022 and part of 2021 and 2023 (from December 10, 2021 through March 31, 2023) was Kedar Deshpande (“PEO 2”); our PEO for part of each of 2021 and 2020 (from March 25, 2020 through December 9, 2021) was Aaron Cooper (“PEO 3”); and our PEO for part of 2020 (January 1, 2020 through March 24, 2020) was Rich Williams (“PEO 4”). For 2024, our only non-PEO NEO was Jiri Ponrt. For 2023, our non-PEO NEOs were Jiri Ponrt, Damien Schmitz, and Dane Drobny. For 2022, our non-PEO NEOs were Damien Schmitz and Dane Drobny. For 2021, our non-PEO NEOs were Damien Schmitz, Dane Drobny, and Melissa Thomas. For 2020, our non-PEO NEOs were Melissa Thomas, Dane Drobny and Steve Krenzer.
Peer Group Issuers, Footnote	For purposes of this pay versus performance disclosure, our peer group is the Nasdaq 100 Index (the “Peer Group”). For each of 2024, 2023, 2022, 2021 and 2020, our peer group TSR was calculated based on a deemed fixed investment of $100 through the Measurement Period, assuming dividend reinvestment for the entities in our Peer Group.
Adjustment To PEO Compensation, Footnote	For each of 2024, 2023, 2022, 2021 and 2020, the values included in this column for the compensation actually paid to each of PEO 1, PEO 2, PEO 3, and PEO 4 and the average compensation actually paid to our Non-PEO NEOs reflect the following adjustments to the values included in column (b-1), (b-2), (b-3), (b-4) and column (d), respectively:

Item Added (Deducted)	2024	2023	2022	2021	2020
For PEO 1 (Dusan Senkypl):

Summary Compensation Table Total for PEO 1 (column (b-1))	$19,057,618	$3,339,028	n/a	n/a	n/a
- SCT “Stock Awards” column value	$(18,943,753)	$—
- SCT “Option Awards” column value	$—	$(3,325,000)
+ year-end fair value of equity awards granted in covered year that are outstanding and unvested as of the covered year-end	$12,503,714	$18,750,006
+/- change in fair value for equity awards granted in prior years that are outstanding and unvested as of the covered year-end	$(641,502)	$—
+ vesting date fair value of covered-year equity awards that vested in the covered year	$—	$9,696,359
+/- change in fair value for prior-year equity awards that vested in the covered year	$(857,590)	$(44,706)
- Prior year-end fair value of prior-year equity awards that fail to vest in the covered year	$—	$—
+ Includable dividends/earnings on equity awards during covered year	$—	$—
[+ excess fair value for equity award modifications]	$—	$—
Compensation Actually Paid to PEO 1 (column (c-1))	$11,118,485	$28,415,687
For PEO 2 (Kedar Deshpande):
Summary Compensation Table Total for PEO 2 (column (b-2))	n/a	$906,845	$8,690,747	$9,419,692	n/a
- SCT “Stock Awards” column value		$—	$7,980,691	$8,377,500
- SCT “Option Awards” column value		$—	$—	$—
+ year-end fair value of equity awards granted in covered year that are outstanding and unvested as of the covered year-end		$—	$2,079,723	$8,685,000
+/- change in fair value for equity awards granted in prior years that are outstanding and unvested as of the covered year-end		$—	$(3,645,000)	$—
+ vesting date fair value of covered-year equity awards that vested in the covered year		$—	$1,587,925	$—
+/- change in fair value for prior-year equity awards that vested in the covered year		$(965,704)	$(1,257,188)	$—
- Prior year-end fair value of prior-year equity awards that fail to vest in the covered year		$(1,584,271)	$—	$—
+ Includable dividends/earnings on equity awards during covered year		$—	$—	$—
[+ excess fair value for equity award modifications]		$—	$—	$—
Compensation Actually Paid to PEO 2 (column (c-2))		$(1,643,130)	$(524,483)	$9,727,192
For PEO 3 (Aaron Cooper):
Summary Compensation Table Total for PEO 3 (column (b-3))	n/a	n/a	n/a	$6,528,618	$5,499,844
- SCT “Stock Awards” column value				$4,878,999	$4,023,200
- SCT “Option Awards” column value				$—	$—
+ year-end fair value of equity awards granted in covered year that are outstanding and unvested as of the covered year-end				$—	$9,231,265
+/- change in fair value for equity awards granted in prior years that are outstanding and unvested as of the covered year-end				$—	$(289,463)
+ vesting date fair value of covered-year equity awards that vested in the covered year				$1,969,587	$—
+/- change in fair value for prior-year equity awards that vested in the covered year				$(297,179)	$(196,545)
- Prior year-end fair value of prior-year equity awards that fail to vest in the covered year				$1,024,991	$—
+ Includable dividends/earnings on equity awards during covered year				$—	$—
[+ excess fair value for equity award modifications]				$—	$—
Compensation Actually Paid to PEO 3 (column (c-3))				$2,297,036	$10,221,901
For PEO 4 (Rich Williams):

Summary Compensation Table Total for PEO 4 (column (b-4))	n/a	n/a	n/a	n/a	$7,372,593
- SCT “Stock Awards” column value					$6,105,329
- SCT “Option Awards” column value					$—
+ year-end fair value of equity awards granted in covered year that are outstanding and unvested as of the covered year-end					$—
+/- change in fair value for equity awards granted in prior years that are outstanding and unvested as of the covered year-end					$—
+ vesting date fair value of covered-year equity awards that vested in the covered year					$450,660
+/- change in fair value for prior-year equity awards that vested in the covered year					$(1,827,213)
- Prior year-end fair value of prior-year equity awards that fail to vest in the covered year					$8,174,655
+ Includable dividends/earnings on equity awards during covered year					$—
[+ excess fair value for equity award modifications]					$—
Compensation Actually Paid to PEO 4 (column (c-4))					$(8,283,944)
For Non-PEO Named Executive Officers (Average):
Average Summary Compensation Table Total for Non-PEO NEOs (column (d))	$7,564,302	$720,376	$1,952,463	$3,033,187	$4,505,311
- SCT “Stock Awards” column value	$(7,103,914)	$(249,333)	$761,932	$2,148,633	$2,980,122
- SCT “Option Awards” column value	$—	$—	$—	$—	$—
+ year-end fair value of equity awards granted in covered year that are outstanding and unvested as of the covered year-end	$4,688,897	$784,665	$423,131	$1,447,245	$2,675,329
+/- change in fair value for equity awards granted in prior years that are outstanding and unvested as of the covered year-end	$—	$94,177	$(1,023,866)	$(536,481)	$(106,643)
+ vesting date fair value of covered-year equity awards that vested in the covered year	$—	$—	$—	$—	$414,252
+/- change in fair value for prior-year equity awards that vested in the covered year	$(452,833)	$(101,437)	$(412,436)	$102,972	$(234,068)
- Prior year-end fair value of prior-year equity awards that fail to vest in the covered year	$—	$(157,889)	$20,000	$1,643,060	$735,110
+ Includable dividends/earnings on equity awards during covered year	$—	$—	$—	$—	$—
[+ excess fair value for equity award modifications]	$—	$—	$—	$—	$—
Average Compensation Actually Paid to Non-PEO NEOs (column (e))	$4,696,453	$1,090,560	$157,360	$255,230	$3,538,951

Non-PEO NEO Average Total Compensation Amount	$ 7,564,302	$ 720,376	$ 1,952,463	$ 3,033,187	$ 4,505,311
Non-PEO NEO Average Compensation Actually Paid Amount	$ 4,696,453	1,090,560	157,360	255,230	3,538,951
Adjustment to Non-PEO NEO Compensation Footnote	For each of 2024, 2023, 2022, 2021 and 2020, the values included in this column for the compensation actually paid to each of PEO 1, PEO 2, PEO 3, and PEO 4 and the average compensation actually paid to our Non-PEO NEOs reflect the following adjustments to the values included in column (b-1), (b-2), (b-3), (b-4) and column (d), respectively:

Item Added (Deducted)	2024	2023	2022	2021	2020
For PEO 1 (Dusan Senkypl):

Summary Compensation Table Total for PEO 1 (column (b-1))	$19,057,618	$3,339,028	n/a	n/a	n/a
- SCT “Stock Awards” column value	$(18,943,753)	$—
- SCT “Option Awards” column value	$—	$(3,325,000)
+ year-end fair value of equity awards granted in covered year that are outstanding and unvested as of the covered year-end	$12,503,714	$18,750,006
+/- change in fair value for equity awards granted in prior years that are outstanding and unvested as of the covered year-end	$(641,502)	$—
+ vesting date fair value of covered-year equity awards that vested in the covered year	$—	$9,696,359
+/- change in fair value for prior-year equity awards that vested in the covered year	$(857,590)	$(44,706)
- Prior year-end fair value of prior-year equity awards that fail to vest in the covered year	$—	$—
+ Includable dividends/earnings on equity awards during covered year	$—	$—
[+ excess fair value for equity award modifications]	$—	$—
Compensation Actually Paid to PEO 1 (column (c-1))	$11,118,485	$28,415,687
For PEO 2 (Kedar Deshpande):
Summary Compensation Table Total for PEO 2 (column (b-2))	n/a	$906,845	$8,690,747	$9,419,692	n/a
- SCT “Stock Awards” column value		$—	$7,980,691	$8,377,500
- SCT “Option Awards” column value		$—	$—	$—
+ year-end fair value of equity awards granted in covered year that are outstanding and unvested as of the covered year-end		$—	$2,079,723	$8,685,000
+/- change in fair value for equity awards granted in prior years that are outstanding and unvested as of the covered year-end		$—	$(3,645,000)	$—
+ vesting date fair value of covered-year equity awards that vested in the covered year		$—	$1,587,925	$—
+/- change in fair value for prior-year equity awards that vested in the covered year		$(965,704)	$(1,257,188)	$—
- Prior year-end fair value of prior-year equity awards that fail to vest in the covered year		$(1,584,271)	$—	$—
+ Includable dividends/earnings on equity awards during covered year		$—	$—	$—
[+ excess fair value for equity award modifications]		$—	$—	$—
Compensation Actually Paid to PEO 2 (column (c-2))		$(1,643,130)	$(524,483)	$9,727,192
For PEO 3 (Aaron Cooper):
Summary Compensation Table Total for PEO 3 (column (b-3))	n/a	n/a	n/a	$6,528,618	$5,499,844
- SCT “Stock Awards” column value				$4,878,999	$4,023,200
- SCT “Option Awards” column value				$—	$—
+ year-end fair value of equity awards granted in covered year that are outstanding and unvested as of the covered year-end				$—	$9,231,265
+/- change in fair value for equity awards granted in prior years that are outstanding and unvested as of the covered year-end				$—	$(289,463)
+ vesting date fair value of covered-year equity awards that vested in the covered year				$1,969,587	$—
+/- change in fair value for prior-year equity awards that vested in the covered year				$(297,179)	$(196,545)
- Prior year-end fair value of prior-year equity awards that fail to vest in the covered year				$1,024,991	$—
+ Includable dividends/earnings on equity awards during covered year				$—	$—
[+ excess fair value for equity award modifications]				$—	$—
Compensation Actually Paid to PEO 3 (column (c-3))				$2,297,036	$10,221,901
For PEO 4 (Rich Williams):

Summary Compensation Table Total for PEO 4 (column (b-4))	n/a	n/a	n/a	n/a	$7,372,593
- SCT “Stock Awards” column value					$6,105,329
- SCT “Option Awards” column value					$—
+ year-end fair value of equity awards granted in covered year that are outstanding and unvested as of the covered year-end					$—
+/- change in fair value for equity awards granted in prior years that are outstanding and unvested as of the covered year-end					$—
+ vesting date fair value of covered-year equity awards that vested in the covered year					$450,660
+/- change in fair value for prior-year equity awards that vested in the covered year					$(1,827,213)
- Prior year-end fair value of prior-year equity awards that fail to vest in the covered year					$8,174,655
+ Includable dividends/earnings on equity awards during covered year					$—
[+ excess fair value for equity award modifications]					$—
Compensation Actually Paid to PEO 4 (column (c-4))					$(8,283,944)
For Non-PEO Named Executive Officers (Average):
Average Summary Compensation Table Total for Non-PEO NEOs (column (d))	$7,564,302	$720,376	$1,952,463	$3,033,187	$4,505,311
- SCT “Stock Awards” column value	$(7,103,914)	$(249,333)	$761,932	$2,148,633	$2,980,122
- SCT “Option Awards” column value	$—	$—	$—	$—	$—
+ year-end fair value of equity awards granted in covered year that are outstanding and unvested as of the covered year-end	$4,688,897	$784,665	$423,131	$1,447,245	$2,675,329
+/- change in fair value for equity awards granted in prior years that are outstanding and unvested as of the covered year-end	$—	$94,177	$(1,023,866)	$(536,481)	$(106,643)
+ vesting date fair value of covered-year equity awards that vested in the covered year	$—	$—	$—	$—	$414,252
+/- change in fair value for prior-year equity awards that vested in the covered year	$(452,833)	$(101,437)	$(412,436)	$102,972	$(234,068)
- Prior year-end fair value of prior-year equity awards that fail to vest in the covered year	$—	$(157,889)	$20,000	$1,643,060	$735,110
+ Includable dividends/earnings on equity awards during covered year	$—	$—	$—	$—	$—
[+ excess fair value for equity award modifications]	$—	$—	$—	$—	$—
Average Compensation Actually Paid to Non-PEO NEOs (column (e))	$4,696,453	$1,090,560	$157,360	$255,230	$3,538,951

Compensation Actually Paid vs. Total Shareholder Return	Relationship of Compensation Actually Paid to Total Shareholder Return
Compensation Actually Paid vs. Net Income	Relationship of Compensation Actually Paid to Company Net Income
Compensation Actually Paid vs. Company Selected Measure	Relationship of Compensation Actually Paid to Company Adjusted EBITDA* * Adjusted EBITDA is a non-GAAP financial measure.
Tabular List, Table

Revenue
Adjusted EBITDA*
Stock Price

Total Shareholder Return Amount	$ 25.42	26.86	17.95	48.45	79.48
Peer Group Total Shareholder Return Amount	240.6	192.67	125.27	186.88	147.58
Net Income (Loss)	$ (56,514,000)	$ (52,934,000)	$ (234,380,000)	$ 120,348,000	$ (286,180,000)
Company Selected Measure Amount	69,308,000	55,453,000	(15,113,000)	143,228,000	49,739,000
Additional 402(v) Disclosure	For each of 2024, 2023, 2022, 2021 and 2020, our TSR was calculated as the yearly percentage change in our cumulative total shareholder return on our common stock, measured as the quotient of (a) the sum of (i) the cumulative amount of dividends for a period beginning with our closing price on the Nasdaq Stock Market on December 31, 2019 through and including the last day of the fiscal year covered (the “Measurement Period”), assuming dividend reinvestment, plus (ii) the difference between our stock price at the end and the beginning of the Measurement Period, divided by (b) our stock price at the beginning of the Measurement Period. Each of these yearly percentage changes was then applied to a deemed fixed investment of $100 at the beginning of the Measurement Period to produce the year-end values of such investment as of the end of 2024, 2023, 2022, 2021 and 2020, as applicable. Because fiscal years are presented in the table in reverse chronological order (from top to bottom), the table should be read from bottom to top for purposes of understanding cumulative returns over time.Net income is calculated in accordance with GAAP.Adjusted EBITDA is calculated as set forth in Appendix A.
Measure:: 1
Pay vs Performance Disclosure
Name	Revenue
Measure:: 2
Pay vs Performance Disclosure
Name	Adjusted EBITDA*
Measure:: 3
Pay vs Performance Disclosure
Name	Stock Price
PEO 1 [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 19,057,618	$ 3,339,028
PEO Actually Paid Compensation Amount	$ 11,118,485	28,415,687
PEO Name	Dusan Senkypl
PEO 2 [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount		906,845	$ 8,690,747	$ 9,419,692
PEO Actually Paid Compensation Amount		(1,643,130)	(524,483)	9,727,192
PEO Name	Kedar Deshpande
PEO 3 [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount				6,528,618	$ 5,499,844
PEO Actually Paid Compensation Amount				2,297,036	10,221,901
PEO Name	Aaron Cooper
PEO 4 [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount					7,372,593
PEO Actually Paid Compensation Amount					(8,283,944)
PEO Name	Rich Williams
PEO | PEO 1 [Member] | Stock Awards Reported Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (18,943,753)	0
PEO | PEO 1 [Member] | Option Awards Report Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	(3,325,000)
PEO | PEO 1 [Member] | Equity Awards Granted In Covered Year That Are Outstanding And Unvested As Of Year-End [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	12,503,714	18,750,006
PEO | PEO 1 [Member] | Equity Awards Granted In Prior Years That Are Outstanding And Unvested As Of Year-End [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(641,502)	0
PEO | PEO 1 [Member] | Equity Awards Vested In Covered Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	9,696,359
PEO | PEO 1 [Member] | Change In Fair Value For Prior Year Equity Awards That Vested In Covered Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(857,590)	(44,706)
PEO | PEO 1 [Member] | Prior Year-End Fair Value Of Prior Year Equity Awards During Covered Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0
PEO | PEO 1 [Member] | Dividends/Earnings On Equity Awards During Covered Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0
PEO | PEO 1 [Member] | Excess Fair Value For Equity Award Modifications [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0
PEO | PEO 2 [Member] | Stock Awards Reported Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		0	7,980,691	8,377,500
PEO | PEO 2 [Member] | Option Awards Report Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		0	0	0
PEO | PEO 2 [Member] | Equity Awards Granted In Covered Year That Are Outstanding And Unvested As Of Year-End [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		0	2,079,723	8,685,000
PEO | PEO 2 [Member] | Equity Awards Granted In Prior Years That Are Outstanding And Unvested As Of Year-End [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		0	(3,645,000)	0
PEO | PEO 2 [Member] | Equity Awards Vested In Covered Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		0	1,587,925	0
PEO | PEO 2 [Member] | Change In Fair Value For Prior Year Equity Awards That Vested In Covered Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(965,704)	(1,257,188)	0
PEO | PEO 2 [Member] | Prior Year-End Fair Value Of Prior Year Equity Awards During Covered Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(1,584,271)	0	0
PEO | PEO 2 [Member] | Dividends/Earnings On Equity Awards During Covered Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		0	0	0
PEO | PEO 2 [Member] | Excess Fair Value For Equity Award Modifications [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		0	0	0
PEO | PEO 3 [Member] | Stock Awards Reported Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				4,878,999	4,023,200
PEO | PEO 3 [Member] | Option Awards Report Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				0	0
PEO | PEO 3 [Member] | Equity Awards Granted In Covered Year That Are Outstanding And Unvested As Of Year-End [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				0	9,231,265
PEO | PEO 3 [Member] | Equity Awards Granted In Prior Years That Are Outstanding And Unvested As Of Year-End [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				0	(289,463)
PEO | PEO 3 [Member] | Equity Awards Vested In Covered Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				1,969,587	0
PEO | PEO 3 [Member] | Change In Fair Value For Prior Year Equity Awards That Vested In Covered Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				(297,179)	(196,545)
PEO | PEO 3 [Member] | Prior Year-End Fair Value Of Prior Year Equity Awards During Covered Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				1,024,991	0
PEO | PEO 3 [Member] | Dividends/Earnings On Equity Awards During Covered Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				0	0
PEO | PEO 3 [Member] | Excess Fair Value For Equity Award Modifications [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				0	0
PEO | PEO 4 [Member] | Stock Awards Reported Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					6,105,329
PEO | PEO 4 [Member] | Option Awards Report Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					0
PEO | PEO 4 [Member] | Equity Awards Granted In Covered Year That Are Outstanding And Unvested As Of Year-End [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					0
PEO | PEO 4 [Member] | Equity Awards Granted In Prior Years That Are Outstanding And Unvested As Of Year-End [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					0
PEO | PEO 4 [Member] | Equity Awards Vested In Covered Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					450,660
PEO | PEO 4 [Member] | Change In Fair Value For Prior Year Equity Awards That Vested In Covered Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					(1,827,213)
PEO | PEO 4 [Member] | Prior Year-End Fair Value Of Prior Year Equity Awards During Covered Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					8,174,655
PEO | PEO 4 [Member] | Dividends/Earnings On Equity Awards During Covered Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					0
PEO | PEO 4 [Member] | Excess Fair Value For Equity Award Modifications [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					0
Non-PEO NEO | Stock Awards Reported Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(7,103,914)	(249,333)	761,932	2,148,633	2,980,122
Non-PEO NEO | Option Awards Report Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
Non-PEO NEO | Equity Awards Granted In Covered Year That Are Outstanding And Unvested As Of Year-End [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	4,688,897	784,665	423,131	1,447,245	2,675,329
Non-PEO NEO | Equity Awards Granted In Prior Years That Are Outstanding And Unvested As Of Year-End [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	94,177	(1,023,866)	(536,481)	(106,643)
Non-PEO NEO | Equity Awards Vested In Covered Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	414,252
Non-PEO NEO | Change In Fair Value For Prior Year Equity Awards That Vested In Covered Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(452,833)	(101,437)	(412,436)	102,972	(234,068)
Non-PEO NEO | Prior Year-End Fair Value Of Prior Year Equity Awards During Covered Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	(157,889)	20,000	1,643,060	735,110
Non-PEO NEO | Dividends/Earnings On Equity Awards During Covered Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
Non-PEO NEO | Excess Fair Value For Equity Award Modifications [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0	$ 0	$ 0	$ 0	$ 0